PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Based Payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 performance_measure	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 06, 2025 shares	Apr. 30, 2024 shares	May 02, 2023 shares	May 04, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance targets | performance_measure	3
ArcelorMittal equity incentive plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years
ArcelorMittal equity incentive plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	100.00%
Award vesting period	3 years
Executive Office Plan | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	20.00%
Executive Office Plan | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	15.00%
Executive Office Plan | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	5.00%
Executive Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period		3 years	3 years	3 years
Executive Office Plan | Top of range | Restricted Share Units (RSUs) and Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant (in shares) | shares					6,000,000	5,500,000	3,500,000	3,500,000
Executive Officers other than CFO | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years
Executive Office and CFO Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target percentage of woman in management	25.00%
Executive Office and CFO Plan | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	30.00%
Executive Office and CFO Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years
Adjusted average frequency rate, term	5 years
Executive Office and CFO Plan | Performance Share Units (PSUs) | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	20.00%
Executive Office and CFO Plan | Performance Share Units (PSUs) | Climate Action
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	10.00%